Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

25. Provisions

	Uncertain tax
	positions related
	to LTIPs and
	equity awards to	Uncertain tax
	Board of	positions
	directors	(other than
	(Note 20, 29(b))	income tax)	Other	Total
Balance at 1 January 2021	172,158	494,315	—	666,473
Provisions made during the year	230,743	132,154	28,044	390,941
Provisions reversed during the year	—	(175,037)	—	(175,037)
Provisions used during the year	(6,915)	—	—	(6,915)
Balance at 31 December 2021	395,986	451,432	28,044	875,462
Non-current	117,345	—	—	117,345
Current	278,641	451,432	28,044	758,117

	Uncertain tax
	positions related
	to LTIPs and
	equity awards to	Uncertain tax
	Board of	positions
	directors	(other than
	(Note 20, 29(b))	income tax)	Total
Balance at 1 January 2020	45,896	—	45,896
Provisions made during the year	133,374	5,669	139,043
Assumed in business combinations (Note 8(b))	—	488,646	488,646
Provisions used during the year	(7,112)	—	(7,112)
Balance at 31 December 2020	172,158	494,315	666,473
Non-current	87,822	—	87,822
Current	84,336	494,315	578,651